SIGNIFICANT ACCOUNTING POLICIES - Schedule of Fair Value of Financial Assets And Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 8,176,313	$ 7,154,462	$ 5,781,000	$ 4,675,328
Restricted cash	296,322	296,322	$ 296,322	$ 296,322
Trading securities	3,221,598	2,212,401
Total	11,694,233	9,663,185
Quoted Prices in Active Markets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	8,176,313	7,154,462
Restricted cash	296,322	296,322
Trading securities	3,221,598	2,212,401
Total	11,694,233	9,663,185
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Restricted cash	0	0
Trading securities	0	0
Total	0	0
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Restricted cash	0	0
Trading securities	0	0
Total	$ 0	$ 0